BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

28)  BALANCES AND TRANSACTIONS WITH RELATED PARTS

a)  Balances and transactions with related parts

The main balances of assets and liabilities with related parties arises from transactions with companies related to the controlling group carried out at the prices and other commercial conditions agreed in contracts between the parts as follows:

a)    Fixed and mobile telephony services provided by Telefónica Group companies.

b)    Digital TV services provided by Media Networks Latino America.

c)    Rental, maintenance of safety equipment and construction services provided by Telefônica Infraestrutura e Segurança (formerly Telefônica Inteligência e Segurança Brasil). The controlling interest of this company was acquired by Terra Networks (Note 1.c.1) and, therefore, the amounts presented in the income statement refer to the period from January to August 2019.

d)    Corporate services passed through at the cost effectively incurred for these services.

e)    Right to use certain software licenses, including maintenance and support, provided by Telefónica Global  Technology.

f)    International transmission infrastructure for several data circuits and roaming services provided by Telxius Cable Brasil, Telefónica International Wholesale Services Espanha, Telefónica USA; and Telefónica International Wholesale Services Brazil (formerly Media Net Brazil).

g)    Operations by Telefónica Group companies, relating to the purchase of internet content, advertising and auditing services.

h)    Marketing services provided by Telefónica Group companies.

i)    Information access services through the electronic communications network, provided by Telefonica de Espanha.

j)    Data communication services and integrated solutions provided by Telefónica International Wholesale Services Espanha and Telefónica USA.

k)    Long distance call and international roaming services provided by Telefónica Group companies.

l)    Sundry expenses and costs to be reimbursed by Telefónica Group companies.

m)   Brand fee for assignment of rights to use the brand paid to Telefónica.

n)    Platform of health services provided by Axismed.

o)    Cost Sharing Agreement for digital-business related expenses reimbursed to Telefónica Digital.

p)    Leases/rentals of Telefónica Group companies’ buildings.

q)    Financial Clearing House roaming, inflows of funds for payments and receipts arising from roaming operation between group companies operated by Telfisa.

r)    Integrated e-learning, online education and training solutions provided by Telefônica Serviços de Ensino.

s)    Factoring transactions, credit facilities for services provided by the Group's suppliers.

t)    Social investment in Fundação Telefônica, innovative use of technology to enhance learning and knowledge, contributing to personal and social development.

u)    Contracts or agreements assigning user rights for cable ducts, optical fiber duct rental services, and right-of-way related occupancy agreements with several highway concessionaires provided by Companhia AIX.

v)    Adquira Sourcing platform - online solution provided by Telefónica Compras Electrónicas to transact purchase and sale of all types of goods and services.

w)    Digital media; marketing and sales, in-store and outdoor digital marketing services provided by Telefônica On The Spot Soluções Digitais Brasil.

x)    Tower lease transactions between Telefonica Brasil and Telxius Torres Brasil.

y)    Amounts to be reimbursed by SPTE as a result of contractual clause of the purchase of Terra Networks Brasil equity interest.

z)    Sale of digital products, creation of an exclusive band channel that responds to the commercial demand for these digital services and products.

aa) Hosting services, housing and telecommunications solutions for the corporate market provided by Acens.

bb) Consulting services, technical support, import and export of goods with the company Telefonica Ingeniería de Seguridad.

cc) Negotiations with suppliers in the different global categories provided by Telefónica Global Services GmBH.

The Company and its subsidiaries sponsor pension plans and other post-employment benefits for its employees with Visão Prev and Sistel (Note 30).

The following table summarizes the consolidated balances with related parts:

		Balance Sheet - Assets
		12.31.19			12.31.18
		Cash and cash	Accounts	Other assets and	Cash and cash	Accounts
Companies	Type of transaction	equivalents	receivable	prepaid expenses	equivalents	receivable	Other assets
Parent Companies
SP Telecomunicações Participações	d) / l)	—	6	4,924	—	—	10,083
Telefónica LatinoAmerica Holding	l)	—	—	40,105	—	—	60,387
Telefónica	l) / z)	—	10,873	2,555	—	9,300	29,757
		—	10,879	47,584	—	9,300	100,227
Other Group companies
Colombia Telecomunicaciones	k) / l)	—	159	520	—	1,334	520
Telefónica International Wholesale Services	a) / d) / l) / p)	—	1,961	3,602	—	903	4,051
T.O2 Germany GMBH CO. OHG	k)	—	1,688	—	—	20,877	—
Telefónica Venezolana	k)	—	6,498	2,196	—	5,926	2,196
Telefônica Digital España	g) / l)	—	696	300	—	197	294
Telefônica Factoring do Brasil	a) / d) / l) / s)	—	2,782	45	—	6,360	133
Telefônica Infraestrutura e Segurança (formerly Telefônica Inteligência e Segurança Brasil)	a) / d) / l)	—	—	—	—	800	986
Telefónica International Wholesale Services Espanha	j) / k)	—	58,490	—	—	46,537	—
Telefônica Serviços de Ensino	a) / p)	—	153	14	—	286	—
Telefónica Moviles Argentina	k)	—	5,145	—	—	5,074	—
Telefónica Moviles Espanha	k)	—	1,536	—	—	7,576	—
Telefónica USA	j)	—	5,319	—	—	9,005	—
Telfisa Global BV	q)	59,657	—	—	46,755	—	—
Telxius Cable Brasil	a) / d) / l) / p)	—	11,382	5,100	—	11,628	5,295
Telxius Torres Brasil	d) / p) / x)	—	5,429	6,611	—	6,776	4,268
Terra Networks Chile, Terra Networks México, Terra Networks Perú, Terra Networks Argentina and Terra Networks Colômbia	g) / h)	—	5,598	—	—	5,341	—
Other	a) / d) / k) / l) / p) / bb)	—	12,189	2,732	—	10,894	2,806
		59,657	119,025	21,120	46,755	139,514	20,549
Total		59,657	129,904	68,704	46,755	148,814	120,776

Current assets
Cash and cash equivalents (Note 3)		59,657	—	—	46,755	—	—
Accounts receivable (Note 4)		—	129,904	—	—	148,814	—
Prepaid expenses (Note 6)		—	—	3,738	—	—	—
Other assets (Note 10)		—	—	64,471	—	—	114,715
Non-current assets
Prepaid expenses (Note 6)		—	—	—	—	—	—
Other assets (Note 10)		—	—	495	—	—	6,061

		Balance Sheet - Liabilities
		12.31.19		12.31.18
		Trade accounts	Other	Trade accounts
		payable and	liabilities and	payable and
Companies	Type of transaction	other payables	leases	other payables	Other liabilities
Parent Companies
SP Telecomunicações Participações	l) / y)	—	23,524	—	21,901
Telefónica	l) / m)	2,907	40	687	1,393
		2,907	23,564	687	23,294
Other Group companies
Colombia Telecomunicaciones	k)	816	—	1,056	—
Fundação Telefônica	l)	—	86	—	82
Media Networks Latina America SAC	b)	9,245	—	10,212	—
Telefónica International Wholesale Services	f)	44,835	318	44,693	318
T.O2 Germany GMBH CO. OHG	k)	5,000	—	5,706	—
Telefónica Venezolana	k)	6,044	—	5,410	—
Telefónica Compras Electrónicas	v)	28,169	—	32,582	—
Telefônica Digital España	o)	68,015	—	43,340	—
Telefônica Factoring do Brasil	l) / s)	—	4,057	—	2,770
Telefónica Global Technology	e)	28,854	—	28,750	—
Telefônica Infraestrutura e Segurança (formerly Telefônica Inteligência e Segurança Brasil)	c) / l)	—	—	52,184	27
Telefónica International Wholesale Services Espanha	f) / k)	66,976	—	26,097	—
Telefônica Serviços de Ensino	r)	8,373	—	22,518	—
Telefónica Moviles Argentina	k)	3,638	—	4,160	—
Telefónica Moviles Espanha	k)	3,488	—	5,233	—
Telefónica USA	f)	16,015	267	4,411	200
Telxius Cable Brasil	f) / l)	47,168	1,572	39,662	2,067
Telxius Torres Brasil	x)	30,018	480,589	38,735	1,926
Terra Networks Chile, Terra Networks México, Terra Networks Perú, Terra Networks Argentina and Terra Networks Colômbia	h)	7,105	—	1,766	—
Other	a) / d) / g) / k) / h) / l) / bb)	28,605	42	16,310	1,032
		402,364	486,931	382,825	8,422
Total		405,271	510,495	383,512	31,716

Current liabilities
Trade accounts payable and other payables (Note 15)		405,271	—	383,512	—
Leases (Note 20)		—	480,381	—	—
Other liabilities (Note 22)		—	29,529	—	22,220
Non-current liabilities
Leases (Note 20)		—	—	—	—
Other liabilities (Note 22)		—	585	—	9,496

		Income statement
		2019			2018			2017
			Cost and			Cost and			Cost and
			other			other			other
			expenses			expenses			expenses
		Operating	(revenues)	Financial	Operating	(revenues)	Financial	Operating	(revenues)	Financial
Companies	Type of transaction	revenues	operating	result	revenues	operating	result	revenues	operating	result
Parent Companies
SP Telecomunicações Participações	d) / l)	5	497	—	—	347	—	—	268	—
Telefónica LatinoAmerica Holding	l)	—	18,309	851	—	16,466	9,077	—	36,523	11,030
Telefónica	l) / m)	—	(422,958)	(5,226)	—	(373,690)	(16,680)	—	(331,684)	(996)
		5	(404,152)	(4,375)	—	(356,877)	(7,603)	—	(294,893)	10,034
Other Group companies
Colombia Telecomunicaciones	k)	111	321	(17)	250	(4,280)	(2,145)	349	(10)	604
Companhia AIX de Participações	a) / u)	38	(24,174)	—	75	(22,645)	—	36	(22,738)	—
Fundação Telefônica	l) / t)	—	(11,971)	—	—	(12,223)	—	—	(11,395)	—
Telefónica International Wholesale Services	a) / d) / f) / l) / p)	757	(104,105)	(54)	2,006	(101,272)	—	601	(57,177)	—
Media Networks Latina America SAC	b)	—	(41,023)	(596)	—	(34,791)	(1,007)	—	(33,133)	(516)
Telefônica Serviços de Ensino	a) / p) / r)	1,085	(35,228)	—	1,158	(49,130)	—	292	(54,781)	—
T.O2 Germany GMBH CO. OHG	k)	(100)	489	1,845	148	(1,975)	—	75	(1,409)	—
Telefónica Compras Electrónicas	v)	—	(30,814)	—	—	(34,534)	—	—	(29,062)	—
Telefônica Digital España	l) / o)	299	(127,182)	(3,016)	—	(124,537)	(813)	—	(81,893)	(2,600)
Telefônica Factoring do Brasil	a) / d) / l) / s)	2,418	239	(4,048)	2,416	212	2,601	69	828	61
Telefónica Global Technology, S.A.U.	e) / l)	—	(63,947)	388	—	(36,738)	(4,134)	—	(36,395)	40
Telefônica Infraestrutura e Segurança (formerly Telefônica Inteligência e Segurança Brasil)	a) / c) / d) / l) / p)	591	(27,079)	—	1,568	(54,210)	—	706	(40,918)	—
Telefónica International Wholesale Services Espanha	f) / j) / k)	48,819	(75,693)	(4,128)	53,357	(64,036)	9,771	56,728	(49,960)	(2,564)
Telefónica Moviles Argentina	k)	4,030	(3,437)	90	5,916	(3,437)	—	3,746	6,147	—
Telefónica Moviles Espanha	k)	410	(1,737)	545	(209)	(4,166)	—	1,048	(1,969)	—
Telefónica USA	f) / j)	38	(19,793)	1,700	1,518	(19,441)	(539)	2,392	(13,202)	(2,185)
Telxius Cable Brasil	a) / d) / f) / l) / p)	13,585	(252,436)	(7,415)	49,777	(206,095)	(7,896)	15,045	(200,537)	787
Telxius Torres Brasil	d) / l) / p) / x)	3,652	756	(24,144)	3,218	(129,706)	—	—	(107,373)	—
Terra Networks Chile, Terra Networks México, Terra Networks Perú, Terra Networks Argentina and Terra Networks Colômbia	h)	2,535	(5,639)	567	—	(2,794)	1,450	—	1,072	(59)
Other	a) / d) / g) / i) / k) / l) / n) / p) / w) / aa) / bb) /cc)	6,269	(31,684)	588	4,840	(27,116)	(244)	9,311	(29,409)	182
		84,537	(854,137)	(37,695)	126,038	(932,914)	(2,956)	90,398	(763,314)	(6,250)
Total		84,542	(1,258,289)	(42,070)	126,038	(1,289,791)	(10,559)	90,398	(1,058,207)	3,784

b)  Management compensation

Consolidated key management compensation paid by the Company to its Board of Directors and Statutory Officers for the years ended December 31, 2019 and 2018 totaled R$25,483 and R$26,431, respectively. Of this amount, R$16,758  (R$17,493 on December 31, 2018) corresponds to salaries, benefits and social charges and R$8,725  (R$8,938 on December 31, 2018) to variable compensation.

These were recorded as personnel expenses in General and administrative expenses (Note 25).

For the years ended December 31, 2019 and 2018, the Directors and Officers received no pension, retirement or similar benefits.